Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies [Abstract]
Schedule Of Foreign Currency Translation
	December 31, 2010	December 31, 2011	December 31, 2012

Year end RMB: US$ exchange rate	6.6227	6.3009	6.2855
Period average RMB: US$ exchange rate	6.7704	6.4614	6.3124

Schedule Of Useful Lives	Estimated useful lives of the assets are as follows:
Buildings	20 years
Vehicles	5 years
Furniture and fixtures	5 years

Schedule Of Interest Expense

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2010, 2011 and 2012, was as follows:

	2010	2011	2012
	US$	US$	US$
Accretion of discount from embedded derivative on Convertible Subordinated Notes	1,045,763	-	-
Accretion of discount arising from embedded derivative on Senior Floating Rate Notes	302,743	-	-
Amortization of issuance cost related to other long term debt	1,044,284	319,779	319,779
Accretion of discount arising from warrants on Senior Floating Rate Notes	620,064	-	-
Accretion of discount arising from warrants on Guaranteed Senior Secured Note	730,348	1,021,368	1,024,166
Interest on borrowings	26,444,942	25,174,427	18,359,710

Total interest costs	30,188,144	26,515,574	19,703,655
Less: total interest costs capitalized	(30,188,144)	(26,515,574)	(19,703,655)

Interest expense, net	-	-	-